SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   APRIL 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker

As Of Trade
3-31  CEE      5000 	19.875        23.23           Weeden & Co

4-1    CEE      5000     19.75          23.27           Weeden & Co.
4-2      " "      10000     19.9375      23.31                " "
4-3      " "      11000     19.784        23.29                " "
4-6      " "      25000     19.8125      23.38                " "
4-8      " "      10000     19.8125      23.54                " "
4-14    " "      50000     19.8372      23.95                " "
4-16    " "        5000     20.1875      23.96                " "
4-21    " "        9800     20.656        23.93                " "
4-22    " "      10000     20.937        24.01                " "
4-23    " "      10000     20.875        23.97                " "
4-24    " "        7500     20.625        23.96                " "
4-27    " "      21000     19.857        23.59                " "
4-28    " "        7500     19.875        23.21                " "
4-29    " "      15000     19.50          23.47                " "
The Central European Equity Fund, Inc.
 Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          5/4/98